Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Deferred Portions of the Income Tax Expense [Abstract]
Current	$ 1,245	$ 1,058	$ 3,419
Deferred
Total	$ 1,245	$ 1,058	$ 3,419